Note 26 (Tables)	6 Months Ended
Jun. 30, 2022
Retained earnings, revaluation reserves and other reserves [Abstract]
Retained earnings, revaluation reserves and other reserves [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheet is as follows:

Retained earnings, revaluation reserves and other reserves (Millions of Euros)
	June 2022	December 2021
Retained earnings	32,559	31,841
Revaluation reserves	—	—
Other reserves	1,872	(1,857)
Total	34,431	29,984